Financial liabilities - Disclosure of changes in derivative instruments (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	€ 0	€ 4,786
Increase in fair value	0	175
Decrease in fair value	0	(145)
Repurchases	0
Exercises	0
Derivative financial liabilities at end of period	0	4,816
Kreos/Claret BSA
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	0	1,166
Increase in fair value	0	0
Decrease in fair value	0	(145)
Repurchases	0
Exercises	0
Derivative financial liabilities at end of period	0	1,021
Kreos/Claret Minimal Return Indemnifications
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities at beginning of period	0	3,620
Increase in fair value	0	175
Decrease in fair value	0	0
Repurchases	0
Exercises	0
Derivative financial liabilities at end of period	€ 0	€ 3,795